Fair value of financial instruments - Unrealised gains and losses recognised in the period on Level 3 assets and liabilities held at period end (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Trading income	£ 5,013	£ 3,482	[1]
Other income	120	72	[1]
Other compre hensive income	(929)	(1,600)	[2]
(Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	769	(532)
Other income	(24)	114
Other compre hensive income	(1)	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	744	(418)
(Level 3) | Investment properties
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	(1)	0
Other compre hensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(1)	0
(Level 3) | Net derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Trading income	862	(367)
Other income	(1)	0
Other compre hensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	861	(367)
Trading portfolio liabilities | (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	(35)	(6)
Other income	0	0
Other compre hensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(35)	(6)
Financial liabilities designated at fair value | (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	(14)	7
Other income	0	0
Other compre hensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(14)	7
Trading portfolio assets | (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	121	35
Other income	0	0
Other compre hensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	121	35
Financial assets at fair value through the income statement | (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	(165)	(201)
Other income	(22)	114
Other compre hensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(187)	(87)
Assets at fair value through other comprehensive income | (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	0
Other compre hensive income	(1)	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	£ (1)	£ 0

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.
[2]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.